UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       July 15, 2008
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   105

Form 13F Information Table Value Total:  $  186,661
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

Cubic Asset Management LLC
                                                             Cubic Asset Management LLC
                                                              FORM 13F
                                                                 705
                                                            June 30, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M CO                          COM              88579Y101     3143    45170 SH       Sole                                      45170
ABBOTT LABORATORIES            COM              002824100     1571    29650 SH       Sole                                      29650
ALASKA AIR GROUP               COM              011659109      273    17800 SH       Sole                                      17800
ALBEMARLE CORP                 COM              012653101     3344    83800 SH       Sole                                      83800
AMERICAN EAGLE OUTFITTERS      COM              02553E106      560    41050 SH       Sole                                      41050
AMERICAN INTERNATIONAL GROUP   COM              026874107     1116    42176 SH       Sole                                      42176
ARROW ELECTRONICS INC          COM              042735100     5450   177410 SH       Sole                                     177410
ASHFORD HOSPITALITY TRUST      COM              044103109      743   160792 SH       Sole                                     160792
ASSOCIATED BANC_CORP           COM              045487105      416    21550 SH       Sole                                      21550
AT&T INC COM                   COM              00206R102      228     6757 SH       Sole                                       6757
AVERY DENNISON CORP            COM              053611109     1694    38550 SH       Sole                                      38550
BANK OF AMERICA CORP           COM              060505104     2378    99615 SH       Sole                                      99615
BARNES GROUP INC               COM              067806109     3882   168125 SH       Sole                                     168125
BB&T CORP                      COM              054937107      366    16067 SH       Sole                                      16067
BECTON DICKINSON & CO          COM              075887109      236     2900 SH       Sole                                       2900
BELDEN INC                     COM              077454106     1609    47500 SH       Sole                                      47500
BENCHMARK ELECTRONICS          COM              08160H101     3415   209025 SH       Sole                                     209025
BIOFIELD CORP                  COM              090591108      101   843750 SH       Sole                                     843750
BIOMED REALTY TRUST            COM              09063H107     2566   104600 SH       Sole                                     104600
BLACK & DECKER CORP            COM              091797100     2523    43875 SH       Sole                                      43875
BRINKER INTERNATIONAL INC      COM              109641100     2044   108150 SH       Sole                                     108150
BRISTOL-MYERS SQUIBB           COM              110122108      624    30386 SH       Sole                                      30386
BROOKS AUTOMATION INC          COM              114340102     1268   153300 SH       Sole                                     153300
BRUNSWICK CORP                 COM              117043109      990    93375 SH       Sole                                      93375
BURLINGTON NORTHERN            COM              12189T104      355     3550 SH       Sole                                       3550
CARDINAL HEALTH INC            COM              14149Y108     3698    71700 SH       Sole                                      71700
CATERPILLAR INC                COM              149123101     4230    57300 SH       Sole                                      57300
CHARLOTTE RUSSE HOLDING        COM              161048103     1374    77375 SH       Sole                                      77375
COMPLETE PRODUCTION SERVICES   COM              20453E109     6925   190150 SH       Sole                                     190150
COVENTRY HEALTH CARE           COM              222862104     3928   129120 SH       Sole                                     129120
DEVON ENERGY CORP              COM              25179M103      526     4375 SH       Sole                                       4375
DOVER CORP                     COM              260003108     2723    56300 SH       Sole                                      56300
DSP GROUP INC                  COM              23332B106       87    12400 SH       Sole                                      12400
DYNAMIC MATERIALS CORP         COM              267888105     3117    94600 SH       Sole                                      94600
EDUCATIONAL REALTY TRUST       COM              28140H104      800    68700 SH       Sole                                      68700
EMERSON ELECTRIC CO            COM              291011104      959    19390 SH       Sole                                      19390
ENTEGRIS INC                   COM              29362U104      415    63400 SH       Sole                                      63400
EQUIFAX INC                    COM              294429105      622    18500 SH       Sole                                      18500
ETHAN ALLEN INTERIORS          COM              297602104      485    19700 SH       Sole                                      19700
EXXON MOBIL CORP               COM              30231G102      599     6796 SH       Sole                                       6796
FIRST STATE BANCORPORATION     COM              336453105      838   152275 SH       Sole                                     152275
FLOTEK INDUSTRIES INC          COM              343389102     3060   148400 SH       Sole                                     148400
FOREST LABORATORIES INC        COM              345838106      233     6700 SH       Sole                                       6700
FOREST OIL CORP                COM              346091705     4250    57050 SH       Sole                                      57050
FORTUNE BRANDS INC             COM              349631101     1536    24610 SH       Sole                                      24610
GANNETT CO                     COM              364730101     2389   110250 SH       Sole                                     110250
GEHL CO COM                    COM              368483103      194    13100 SH       Sole                                      13100
GENERAL ELECTRIC CO            COM              369604103     3597   134756 SH       Sole                                     134756
GROUP 1 AUTOMOTIVE             COM              398905109     2375   119525 SH       Sole                                     119525
HCC INSURANCE HOLDINGS         COM              404132102     4107   194275 SH       Sole                                     194275
HELMERICH & PAYNE              COM              423452101      425     5900 SH       Sole                                       5900
HERCULES INC                   COM              427056106     1623    95850 SH       Sole                                      95850
HERCULES OFFSHORE              COM              427093109     2422    63693 SH       Sole                                      63693
HERMAN MILLER INC              COM              600544100     2006    80575 SH       Sole                                      80575
ILLINOIS TOOL WORKS            COM              452308109     1003    21112 SH       Sole                                      21112
IMS HEALTH INC                 COM              449934108     1477    63400 SH       Sole                                      63400
INTEL CORP                     COM              458140100     2588   120503 SH       Sole                                     120503
INTERNATIONAL RECTIFIER CORP   COM              460254105     1385    72150 SH       Sole                                      72150
IOWA TELECOMMUNICATIONS        COM              462594201      534    30300 SH       Sole                                      30300
ITT CORP                       COM              450911102     2205    34810 SH       Sole                                      34810
JACK HENRY & ASSOCIATES INC    COM              426281101     1385    64000 SH       Sole                                      64000
JOHNSON & JOHNSON              COM              478160104     3330    51758 SH       Sole                                      51758
JPMORGAN CHASE & CO            COM              46625H100      373    10865 SH       Sole                                      10865
KENNAMETAL INC                 COM              489170100     2715    83400 SH       Sole                                      83400
KIMBERLY-CLARK CORP            COM              494368103     1597    26715 SH       Sole                                      26715
LEXINGTON PROPERTIES           COM              648053700      161    11800 SH       Sole                                      11800
LUBRIZOL CORP                  COM              549271104     3737    80655 SH       Sole                                      80655
MARSHALL & ILSLEY CORP         COM              571834100      623    40637 SH       Sole                                      40637
MERRILL LYNCH & CO             COM              590188108     1706    53792 SH       Sole                                      53792
MILLER INDS INC TENN COM NEW   COM              600551204      150    15100 SH       Sole                                      15100
NEWFIELD EXPLORATION CO        COM              651290108     4571    70050 SH       Sole                                      70050
NICOR INC                      COM              654086107      490    11500 SH       Sole                                      11500
NIKE INC CL B                  COM              654106103      831    13940 SH       Sole                                      13940
NORFOLK SOUTHERN CORP COM      COM              655844108      284     4535 SH       Sole                                       4535
NOVARTIS AG - ADR              COM              66987V109     3332    60540 SH       Sole                                      60540
OMNICOM CORP                   COM              681919106     3548    79055 SH       Sole                                      79055
ORACLE CORP                    COM              68389X105      271    12915 SH       Sole                                      12915
PFIZER INC                     COM              717081103     1648    94318 SH       Sole                                      94318
PITNEY BOWES                   COM              724479100     5401   158378 SH       Sole                                     158378
PLUM CREEK TIMBER              COM              729251108      378     8850 SH       Sole                                       8850
PPG INDUSTRIES INC             COM              693506107     2424    42255 SH       Sole                                      42255
PROCTOR & GAMBLE               COM              742718109      446     7331 SH       Sole                                       7331
PROSPERITY BANCSHARES          COM              743606105     2134    79850 SH       Sole                                      79850
REDDY ICE HOLDINGS INC         COM              75734R105     2103   153750 SH       Sole                                     153750
RENAISSANCE-RE HOLDINGS        COM              G7496G103     3552    79510 SH       Sole                                      79510
ROWAN COMPANIES INC            COM              779382100      970    20750 SH       Sole                                      20750
ROYAL DUTCH SHELL CL B         COM              780259107      665     8296 SH       Sole                                       8296
ROYCE VALUE TRUST              COM              780910105      265    16880 SH       Sole                                      16880
SCOTTS MIRACLE GROW CO _ CL A  COM              810186106     1332    75825 SH       Sole                                      75825
SEASPAN CORP                   COM              Y75638109     1502    62525 SH       Sole                                      62525
ST PAUL TRAVELERS COS          COM              792860108      396     9120 SH       Sole                                       9120
STANLEY WORKS                  COM              854616109      461    10275 SH       Sole                                      10275
STATE STREET CORP              COM              857477103      274     4280 SH       Sole                                       4280
SUPERIOR ENERGY SERVICES       COM              868157108     9018   163550 SH       Sole                                     163550
TELEFONICA SA-SPON ADR         COM              879382208     1358    17070 SH       Sole                                      17070
TEREX CORP                     COM              880779103      437     8500 SH       Sole                                       8500
TEXTRON INC                    COM              883203101     1184    24700 SH       Sole                                      24700
THE MEN'S WEARHOUSE            COM              587118100     1656   101675 SH       Sole                                     101675
TIME WARNER INC                COM              887317105      986    66630 SH       Sole                                      66630
TRANSDIGM GROUP INC            COM              893641100     1323    39400 SH       Sole                                      39400
TREEHOUSE FOODS INC            COM              89469A104     2230    91925 SH       Sole                                      91925
UNITED TECHNOLOGIES CORP       COM              913017109      293     4756 SH       Sole                                       4756
VISHAY INTERTECHNOLOGY         COM              928298108     2594   292400 SH       Sole                                     292400
WHITNEY HOLDING CORP           COM              966612103     2496   136375 SH       Sole                                     136375
iSHARES MSCI EAFE INDEX FUND   COM              464287465      406     5915 SH       Sole                                       5915
REPORT SUMMARY                105 DATA RECORDS              186661            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
